Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 375,833	$ 325,218	$ 235,363
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	19,492	(51,130)	(155,517)
Unrealized loss on available-for-sale investments, net of tax effect of US$513, US$6,191 and US$1,418 for the years ended May 31, 2023, 2024 and 2025, respectively	(4,252)	(18,843)	(2,279)
Other comprehensive (loss)/income, net of tax	15,240	(69,973)	(157,796)
Comprehensive income	391,073	255,245	77,567
Comprehensive income attributable to non-controlling interests	4,191	14,031	56,644
Comprehensive income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 386,882	$ 241,214	$ 20,923